Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 261,000
Previously Paid Amount	0.00
Total Fee Amount	39.96
Total Offset Amount	0.00
Net Fee	39.96
Narrative - Max Aggregate Offering Price	$ 261,000
Final Prospectus	true